Note 7 - Leases (Details Textual)		1 Months Ended	12 Months Ended
	May 13, 2019 USD ($)	Nov. 30, 2003	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating Lease, Liability, Total			$ 1,466,000
Operating Lease, Weighted Average Remaining Lease Term			3 years 36 days
Operating Lease, Right-of-Use Asset			$ 1,466,000
Operating Lease, Weighted Average Discount Rate, Percent			5.01%
Lessee, Finance Lease, Term of Contract		10 years
Number of Consecutive Renewal Term Options		4
Lessee, Finance Lease, Renewal Term		10 years
Lessee, Finance Lease, Annual Rent			$ 15,000
Leasehold Improvements Required to be Made Per Year			$ 150,000
Finance Lease, Weighted Average Remaining Lease Term			2 years 109 days
Finance Lease, Weighted Average Discount Rate, Percent			5.20%		4.80%
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Total				$ 1,700,000
Operating Lease, Right-of-Use Asset				1,700,000
Golf and Related Operations [Member]
Finance Lease, Weighted Average Remaining Lease Term			33 years 292 days
Minimum [Member]
Lessee, Operating Lease, Remaining Term Of Contract			1 year
Minimum [Member] | Golf and Related Operations [Member]
Finance Lease, Remaining Term Of Contract			1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Term Of Contract			5 years
Maximum [Member] | Golf and Related Operations [Member]
Finance Lease, Remaining Term Of Contract			5 years
New Castle Country Club [Member]
Operating Lease, Liability, Total	$ 126,000			$ 1,700,000
Operating Lease, Right-of-Use Asset	$ 126,000
New Castle Country Club [Member] | Vehicles [Member]
Operating Lease, Liability, Total			$ 194,000
Lessee, Operating Lease, Remaining Term Of Contract	3 years
Operating Lease, Right-of-Use Asset			$ 194,000